OTHER NON-CURRENT LIABILITY	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITY
OTHER NON-CURRENT LIABILITY

15. OTHER NON-CURRENT LIABILITY

	December 31,
	2018	2019
	RMB’000	RMB’000	US$’000

Consideration refund payable	—	62,255	8,943

Less: current portion	—	(11,282)	(1,621)

Total	—	50,973	7,322

Other non-current liability represents the difference in the consideration between original agreement and revised agreement entered in April 2019 (Note 9) relating to disposal of Beijing Shuo Ge. Pursuant to the revised agreement, Xin Run agrees to return the difference of RMB 73,200,000 (US$10,515,000) along with a total interest of RMB 13,018,000(US$1,870,000) from June 30, 2019 to December 31, 2024. The total balance to be refunded together with the interest to be paid over 1 year as of December 31, 2019 is recognized as non -current liability using the effective interest rate method.

Future installment payment schedule according to the borrowing agreements are as follows:

	December 31, 2019
	RMB’000	US$’000

2020	14,336	2,059
2021	14,336	2,059
2022	14,336	2,059
2023	14,336	2,059
2024	14,336	2,059

Total	71,682	10,295